SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION

                       CREDIT SUISSE GLOBAL SMALL CAP FUND
                       CREDIT SUISSE SMALL CAP GROWTH FUND

     The following information will supersede or supplement certain information in the funds' Statements of Additional Information.

PORTFOLIO MANAGERS

Registered Investment Companies, Pooled Investment Vehicles and Other Accounts Managed

     As reported to the Funds, the information in the following table reflects the number of registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager and the total assets managed within each category as of April 5, 2006.


                  ---------------------------------------------------------------------------------------
                  Registered Investment            Other Pooled Investment
                      Companies                           Vehicles                         Other Accounts
-------------------------------------------------------------------------------------------------------------------------
Name            Number of     Total Assets        Number of      Total Assets        Number of       Total Assets
                Accounts                          Accounts                           Accounts
-------------------------------------------------------------------------------------------------------------------------
Laura
Granger            5           $831,385,628           0               N/A                0                 N/A
--------------- ------------- ------------------- -------------- ------------------- --------------- --------------------

No advisory fee is paid based on performance for any of the accounts listed above.

Ownership in Securities of the Funds

     As reported to the Funds, as of April 5, 2006, Ms. Granger had no beneficial ownership in the Funds.

Portfolio Managers' Compensation

     Credit Suisse's compensation to Ms. Granger includes both a fixed base salary component and bonus component. The discretionary bonus for Ms. Granger is not tied by formula to the performance of any fund or account. The factors taken into account in determining her bonus include the Fund's performance, assets held in the Fund and other accounts managed by the portfolio managers, business growth, team work, management, corporate citizenship, etc.

     A portion of the bonus may be paid in phantom shares of Credit Suisse Group stock as deferred compensation. Phantom shares are shares representing an unsecured right to receive on a particular date a specified number of registered shares subject to certain terms and conditions.

     Like all employees of Credit Suisse, Ms. Granger participates in Credit Suisse's profit sharing and 401(k) plans.


Dated: April 24, 2006